COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES.
Schedule of future minimum lease payments
Year ending December 31,	(RMB)
2018	51,630,688
2019	27,830,356
2020	9,609,139
2021	6,110,999
2022	3,012,326
Thereafter	852,333
99,045,841